Revenue - Summary of Revenue Disaggregated by Types of Revenue and Timing of Revenue Recognition (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 77,056,549	₩ 85,003,616	₩ 76,009,201
Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	64,201,433	70,835,389	65,976,974
Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,421,234	5,510,054	3,419,853
Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,106,524	7,798,351	6,042,017
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	327,358	859,822	570,357
Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	64,886,449	72,524,037	67,036,279
Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,170,100	12,479,579	8,972,922
Steel [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40,393,273	44,546,966	41,093,405
Steel [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	39,435,236	43,508,308	40,305,393
Steel [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	807,142	919,391	680,513
Steel [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Steel [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	150,895	119,267	107,499
Steel [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	39,586,131	43,627,575	40,412,892
Steel [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	807,142	919,391	680,513
Trading [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	24,033,506	25,955,458	25,065,608
Trading [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20,973,059	24,824,117	24,233,531
Trading [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,056,272	586,047	547,369
Trading [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Trading [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,175	545,294	284,708
Trading [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20,977,234	25,369,411	24,518,239
Trading [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,056,272	586,047	547,369
Construction [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,230,482	7,921,108	6,075,222
Construction [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Construction [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	142,902	142,708	58,807
Construction [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,070,120	7,769,863	6,014,050
Construction [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17,460	8,537	2,365
Construction [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	375,118	837,363	491,313
Construction [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,855,364	7,083,745	5,583,909
Logistics and Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	470,613	3,998,959	2,061,277
Logistics and Others [Member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17,923	84,168	7,751
Logistics and Others [Member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	397,421	3,849,390	2,027,133
Logistics and Others [Member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Logistics and Others [Member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	55,269	65,401	26,393
Logistics and Others [Member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	73,192	149,569	34,144
Logistics and Others [Member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	397,421	3,849,390	2,027,133
Green Materials and Energy [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,816,042	2,451,785	1,241,957
Green Materials and Energy [Member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,775,215	2,418,796	1,210,874
Green Materials and Energy [Member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,415	4,501	3,150
Green Materials and Energy [Member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	36,404	28,488	27,933
Green Materials and Energy [Member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8	0	0
Green Materials and Energy [Member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,775,223	2,418,796	1,210,874
Green Materials and Energy [Member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40,819	32,989	31,083
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	112,633	129,340	471,732
Other [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	219,425
Other [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13,082	8,017	102,881
Other [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	34
Other [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	99,551	121,323	149,392
Other [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	99,551	121,323	368,817
Other [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 13,082	₩ 8,017	₩ 102,915